OTHER OPERATING INCOME, NET	12 Months Ended
Dec. 31, 2024
OTHER OPERATING INCOME, NET
OTHER OPERATING INCOME, NET
21. OTHER OPERATING INCOME, NET
	12/31/2024	12/31/2023	12/31/2022
Gain from bargain purchase		—	99,341
Tax credits	60,282	43,835	114,812
Change in fair value of investment properties – Note 11.5	1,273,033	2,259,924	1,311,691
Gain (loss) on disposal of non-current assets and intangibles	141,863	(17,016)	975,042
Result on sale of investments (i)	(383,205)	—	—
Net effect of provisions for legal proceedings, legal claims, recoverable and tax installments	(313,876)	(204,158)	(370,765)
Settlement of disputes in the renewal process	—	—	(90,022)
Outcome of judicial settlement	—	—	(396,818)
Dividends received from Vale S.A	—	1,339,340	—
Contractual agreement and others (ii)	689,764	(143,221)	—
Reversal of other provisions (iii)	291,032	—	—
Realization of deferred income	—	923,214	—
Other income	168,245	303,825	—
Net impairment loss (iv)	(3,155,400)	—	—
Gain on corporate restructuring (v)	168,855	—	—
Other	(546,159)	(581,366)	108,941
	(1,605,566)	3,924,377	1,752,222

(i)	Net effect of the sale of a stake in Vale S.A., as per note 2.
(ii)	Refers mainly to a commercial agreement with suppliers of the indirect subsidiary Compass.
(iii)	In the second quarter of 2024, the subsidiary Comgás reassessed and concluded, in accordance with the criteria of IAS 37, that there is currently no probable outflow of resources for part of the amount then recorded in its statement of financial position under “Other liabilities”, thus proceeding with its reversal.
(iv)	The balance includes provision for write-off of the residual value of assets with traffic directly interrupted by the extreme weather events in Rio Grande do Sul, in the amount of R$182,041 and impairment of the subsidiary Rumo Malha Sul S.A. It also includes an impairment value of the indirect subsidiary Rota 4 Participações S.A., in the amount of R$6,155.
(v)	The amount refers to the additional purchase price that CLI SUL undertook to pay to the subsidiary Rumo, under the terms of the purchase and sale agreement.